Business combination - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Jan. 31, 2022	Jul. 29, 2021	Jan. 31, 2022	Sep. 30, 2020	Dec. 31, 2021	Jul. 21, 2021	Dec. 31, 2020	Sep. 09, 2020
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock (in dollars per share)		$ 10.00
Sale of stock, consideration received on transaction		$ 493,900
Common stock outstanding (in shares)					166,207,190		115,745,455
Share price						$ 10.00
Repayments of debt		433,000
Payments of stock issuance costs		$ 59,400
Subsequent Event
Schedule Of Reverse Recapitalization [Line Items]
Share price	$ 10.00		$ 10.00
Aggregate purchase price for shares issuance	$ 75,000		$ 75,000
SIS
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		106,100,000
SIS and Institutional Buyers
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, consideration received on transaction		$ 250,000
Forward Purchasers
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, consideration received on transaction		$ 100,000
Common Class A
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		10,105,863
Common stock outstanding (in shares)		165,978,740			166,207,190
Share price					$ 10.00
Common Class A | Subsequent Event
Schedule Of Reverse Recapitalization [Line Items]
Share price	$ 0.0001		$ 0.0001
Number of shares to be issued in transaction (in shares)	7,500,000		7,500,000
Common Class A | Starboard Value Acquisition Company | Affiliated Entity
Schedule Of Reverse Recapitalization [Line Items]
Stock repurchase program, authorized amount		$ 75,000
Number of shares authorized to purchase (in shares)		7,500,000
Share price		$ 10.00
Common Class A | Starboard Value Acquisition Corp Shareholders
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)				40,423,453
Number of shares redeemed (in shares)				26,176,891
Sale of stock (in dollars per share)				$ 10.00
Sale of stock, consideration received on transaction				$ 261,800
Amount held in trust				$ 142,500
Common stock outstanding (in shares)				14,246,562
Amount from operating accounts		$ 1,400
Common Class A | SIS | Starboard Value Acquisition Company | Affiliated Entity
Schedule Of Reverse Recapitalization [Line Items]
Stock repurchase program, authorized amount		$ 3,750
Common Class A | Institutional Buyers and Accredited Investors
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		25,000,000
Common Class A | Forward Purchasers
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		10,526,315
Sale of Stock, Optional Share Purchase Agreement, Maximum Purchase Amount		$ 75,000
Common Class A | Forward Purchasers | Starboard Value Acquisition Company | Affiliated Entity
Schedule Of Reverse Recapitalization [Line Items]
Stock repurchase program, authorized amount		$ 37,500						$ 75,000
Common Class A | SIS And Forward Purchasers | Starboard Value Acquisition Company
Schedule Of Reverse Recapitalization [Line Items]
Share price		$ 10.00
Common Class A | SIS And Forward Purchasers | Starboard Value Acquisition Company | Affiliated Entity
Schedule Of Reverse Recapitalization [Line Items]
Number of shares authorized to purchase (in shares)		37,500,000
Share price		$ 10.00
Common Class B | Starboard Value Acquisition Company
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		10,105,863
2017 Second Lien Term Facility
Schedule Of Reverse Recapitalization [Line Items]
Repayments of debt		$ 310,000
2021 Revolving Facility
Schedule Of Reverse Recapitalization [Line Items]
Repayments of debt		$ 123,000